PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity - Parent Company [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		£ 43,222	£ 43,245	£ 42,446
Total comprehensive income	[1]	4,022		3,135
Dividends paid		(2,240)		(2,014)
Distributions on other equity instruments, net of tax	[2]	(351)		(330)
Issue of ordinary shares		162
Share buy-back programme		(1,005)
Issue of AT1 securities		1,129
Movement in treasury shares		(74)		(301)
Value of employee services:
Share option schemes		53		141
Other employee award schemes		207		168
Ending Balance		45,125	43,222	43,245
Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		43,224
Total comprehensive income	[1]		2,399
Dividends paid			(2,284)
Distributions on other equity instruments, net of tax	[2]		(336)
Issue of ordinary shares			63
Movement in treasury shares			(277)
Value of employee services:
Share option schemes			82
Other employee award schemes			332
Ending Balance			43,224
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		(2)
Value of employee services:
Ending Balance			(2)
Issued capital [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		24,831	24,768	24,558
Issue of ordinary shares		162
Share buy-back programme		(158)
Redemption of preference shares				210
Value of employee services:
Ending Balance		24,835	24,831	24,768
Issued capital [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		24,831
Issue of ordinary shares			63
Value of employee services:
Ending Balance			24,831
Merger reserve [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		7,423	7,423	7,633
Redemption of preference shares				(210)
Value of employee services:
Ending Balance		7,423	7,423	7,423
Merger reserve [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		7,423
Value of employee services:
Ending Balance			7,423
Capital redemption reserve [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		4,115	4,115	4,115
Share buy-back programme		158
Value of employee services:
Ending Balance		4,273	4,115	4,115
Capital redemption reserve [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		4,115
Value of employee services:
Ending Balance			4,115
Retained earnings [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance	[1]	1,498	1,584	785
Total comprehensive income	[1]	4,022		3,135
Dividends paid	[1]	(2,240)		(2,014)
Distributions on other equity instruments, net of tax	[1],[2]	(351)		(330)
Share buy-back programme	[1]	(1,005)
Issue of AT1 securities	[1]	(7)
Movement in treasury shares	[1]	(74)		(301)
Value of employee services:
Share option schemes	[1]	53		141
Other employee award schemes	[1]	207		168
Ending Balance	[1]	2,103	1,498	1,584
Retained earnings [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance	[1]	1,500
Total comprehensive income	[1]		2,399
Dividends paid	[1]		(2,284)
Distributions on other equity instruments, net of tax	[1],[2]		(336)
Movement in treasury shares	[1]		(277)
Value of employee services:
Share option schemes	[1]		82
Other employee award schemes	[1]		332
Ending Balance	[1]		1,500
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance	[1]	(2)
Value of employee services:
Ending Balance	[1]		(2)
Equity attributable to owners of parent [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		37,867	37,890	37,091
Total comprehensive income	[1]	4,022		3,135
Dividends paid		(2,240)		(2,014)
Distributions on other equity instruments, net of tax	[2]	(351)		(330)
Issue of ordinary shares		162
Share buy-back programme		(1,005)
Issue of AT1 securities		(7)
Movement in treasury shares		(74)		(301)
Value of employee services:
Share option schemes		53		141
Other employee award schemes		207		168
Ending Balance		38,634	37,867	37,890
Equity attributable to owners of parent [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		37,869
Total comprehensive income	[1]		2,399
Dividends paid			(2,284)
Distributions on other equity instruments, net of tax	[2]		(336)
Issue of ordinary shares			63
Movement in treasury shares			(277)
Value of employee services:
Share option schemes			82
Other employee award schemes			332
Ending Balance			37,869
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		(2)
Value of employee services:
Ending Balance			(2)
Other equity interest [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		5,355	5,355	5,355
Issue of AT1 securities		1,136
Value of employee services:
Ending Balance		6,491	5,355	£ 5,355
Other equity interest [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		£ 5,355
Value of employee services:
Ending Balance			£ 5,355

[1]	Total comprehensive income comprises only the profit for the year.
[2]	Distributions on other equity instruments are shown net of tax of 82 million (2017: 79 million; 2016: 82 million) credited to retained profits.